UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pacific Alternative Asset Management Company, LLC
Address: 19540 Jamboree Road
         Suite 400
         Irvine, CA  92612

13F File Number:  028-12309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Hallgren
Title:     Director
Phone:     (949) 261-4900

Signature, Place, and Date of Signing:

 /s/ Susan Hallgren     Irvine, CA     May 10, 2013

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10328                     JANA PARTNERS LLC
028-11896                     TIG Advisors, LLC
028-12689                     RK Capital Management, LLC
028-12294                     Newbrook Capital Advisors LP
028-11211                     ADAR Investment Management LLC
028-11675                     Amber Capital LP
028-06728                     FSI Group, LLC
028-14060                     ACK Asset Management LLC
028-11856                     Centaurus Capital LP
028-11884                     Pictet Asset Management SA

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $120,485 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-10328                     JANA PARTNERS LLC
2    028-11896                     TIG Advisors, LLC
3    028-12294                     Newbrook Capital Advisors LP
4    028-11211                     ADAR Investment Management LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOLIV INC                    COM              052800109     9472   137224 SH       DEFINED                     0   137224        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     2654    56471 SH       DEFINED                     0    56471        0
CITIGROUP INC                  COM NEW          172967424     5490   124100 SH       DEFINED                     0   124100        0
COPA HOLDINGS SA               CL A             P31076105     3182    26600 SH       DEFINED                     0    26600        0
ISHARES TR                     MSCI EMERG MKT   464287234     7699   180000 SH  PUT  DEFINED                     0   180000        0
MCKESSON CORP                  COM              58155Q103      367     3400 SH       DEFINED                     0     3400        0
NETEASE INC                    SPONSORED ADR    64110W102     2069    37774 SH       DEFINED                     0    37774        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     1547    19500 SH       DEFINED                     0    19500        0
SINA CORP                      ORD              G81477104     1754    36100 SH       DEFINED                     0    36100        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1545    10000 SH  PUT  DEFINED                     0    10000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    79071   504700 SH  PUT  DEFINED 1  2  3             0   504700        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     5635    35998 SH       DEFINED 4                   0    35998        0